Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Schedule of Disaggregation of Revenue	Revenue for the Company’s major product groups consists of the following (in thousands):

	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	2021	2020	2019
Revenue by Product Group
Betting Technology, Content and Services	$177,201	$110,618	$88,370
Media Technology, Content and Services	48,312	23,055	11,883
Sports Technology and Services	37,222	16,066	14,367

Total	$262,735	$149,739	$114,620

Geographical regions are determined based on the region in which the customer is headquartered or domiciled. Revenues by geographical market consists of the following (in thousands):

	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	2021	2020	2019

Revenue by geographical market:
Europe	$175,731	$119,393	$90,453
Americas	69,278	20,419	15,699
Rest of the world	17,726	9,927	8,468

Total	$262,735	$149,739	$114,620